Financial and capital management - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Mar. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets			$ 69,329	$ 66,764
Liabilities			$ (46,814)	(43,823)
Repurchase obligation of trust ownership percentage			9.00%
MLSE financial liability
Disclosure of financial assets [line items]
Liabilities			$ (149)	(149)
MLSE financial liability | Repurchased obligation
Disclosure of financial assets [line items]
Liabilities	$ (149)	$ (149)
MLSE financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities			0	0
MLSE financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities			0	0
MLSE financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities			(149)	(149)
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets			215	183
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets			9	24
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets			0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets			206	159
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Assets (liabilities)			72	279
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)			0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)			72	279
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)			0	0
Other | Other
Disclosure of financial assets [line items]
Assets (liabilities)			108	122
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets (liabilities)			0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets (liabilities)			184	185
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets (liabilities)			$ (76)	$ (63)